UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-173

DODGE & COX FUNDS

(Exact name of registrant as specified in charter)

555 California Street, 40th Floor

San Francisco, CA 94104

(Address of principal executive offices)

Thomas M. Mistele, Esq.

Secretary

555 California Street, 40th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-981-1710

Date of fiscal year end: December 31, 2010

Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

The following is the schedule of investments as of March 31, 2010 for the Dodge & Cox Funds, a Delaware statutory trust, consisting of five series: Dodge & Cox Stock Fund, Dodge & Cox Global Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Balanced Fund and Dodge & Cox Income Fund.

DODGE & COX STOCK FUND
PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2010

COMMON STOCKS: 98.4%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 18.2%
CONSUMER DURABLES & APPAREL: 3.1%
Panasonic Corp. ADR(b) (Japan)	33,933,474	$519,860,822
Sony Corp. ADR(b) (Japan)	20,552,850	787,585,212

		1,307,446,034
MEDIA: 11.2%
Comcast Corp., Class A	75,495,497	1,420,825,253
DIRECTV, Class A(a)	2,447,950	82,765,189
DISH Network Corp., Class A(a)	6,842,870	142,468,553
Interpublic Group of Companies, Inc.(a)	18,421,293	153,265,158
Liberty Global, Inc., Series A(a)	764,210	22,284,364
Liberty Global, Inc., Series C(a)	1,301,653	37,604,755
Liberty Starz, Series A(a)	264,750	14,476,530
News Corp., Class A	79,353,526	1,143,484,310
Time Warner Cable, Inc.	12,785,610	681,600,869
Time Warner, Inc.	34,722,732	1,085,779,830

		4,784,554,811
RETAILING: 3.9%
CarMax, Inc.(a)	9,007,200	226,260,864
Home Depot, Inc.	21,194,170	685,631,400
Liberty Interactive, Series A(a)	34,923,375	534,676,871
Macy’s, Inc.	10,590,092	230,546,303

		1,677,115,438

		7,769,116,283
CONSUMER STAPLES: 2.1%
FOOD & STAPLES RETAILING: 1.6%
Wal-Mart Stores, Inc.	7,522,950	418,276,020
Walgreen Co.	7,612,075	282,331,862

		700,607,882
FOOD, BEVERAGE & TOBACCO: 0.5%
Diageo PLC ADR(b) (United Kingdom)	2,800,000	188,860,000

		889,467,882
ENERGY: 9.1%
Baker Hughes, Inc.	15,354,194	719,190,447
Chevron Corp.	7,980,680	605,174,964
Occidental Petroleum Corp.	11,403,100	964,018,074
Royal Dutch Shell PLC ADR(b) (United Kingdom)	3,012,564	166,685,166
Schlumberger, Ltd.	22,431,512	1,423,503,752

		3,878,572,403
FINANCIALS: 14.8%
BANKS: 6.4%
BB&T Corp.	12,462,844	403,671,517
HSBC Holdings PLC ADR(b) (United Kingdom)	6,129,229	310,690,618
SunTrust Banks, Inc.	12,283,733	329,081,207
U.S. Bancorp	8,800,000	227,744,000
Wells Fargo & Co.	47,362,841	1,473,931,612

		2,745,118,954

	SHARES	VALUE
DIVERSIFIED FINANCIALS: 6.5%
Bank of New York Mellon Corp.	20,360,128	$628,720,753
Capital One Financial Corp.(c)	32,243,611	1,335,207,931
Charles Schwab Corp.	11,500,000	214,935,000
Credit Suisse Group AG ADR(b) (Switzerland)	1,667,900	85,696,702
Legg Mason, Inc.	5,656,700	162,177,589
SLM Corp.(a),(c)	26,185,882	327,847,243

		2,754,585,218
INSURANCE: 1.9%
AEGON NV(a),(b) (Netherlands)	35,027,405	238,536,628
Genworth Financial, Inc., Class A(a)	6,487,660	118,983,684
Loews Corp.	3,608,000	134,506,240
The Travelers Companies, Inc.	5,981,750	322,655,595

		814,682,147

		6,314,386,319
HEALTH CARE: 20.6%
HEALTH CARE EQUIPMENT & SERVICES: 5.6%
Boston Scientific Corp.(a)	65,269,500	471,245,790
CareFusion Corp.(a)	10,484,875	277,115,246
Covidien PLC(b) (Ireland)	5,563,291	279,722,271
Medtronic, Inc.	5,257,800	236,758,734
UnitedHealth Group, Inc.	14,895,200	486,626,184
WellPoint, Inc.(a)	10,017,954	644,955,879

		2,396,424,104
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 15.0%
Amgen, Inc.(a)	16,461,300	983,727,288
GlaxoSmithKline PLC ADR(b) (United Kingdom)	27,824,300	1,071,792,036
Merck & Co., Inc.	35,555,500	1,327,997,925
Novartis AG ADR(b) (Switzerland)	25,465,500	1,377,683,550
Pfizer, Inc.	51,712,864	886,875,618
Sanofi-Aventis ADR(b) (France)	20,368,600	760,970,896

		6,409,047,313

		8,805,471,417
INDUSTRIALS: 8.4%
CAPITAL GOODS: 5.3%
Caterpillar, Inc.	2,421,500	152,191,275
Eaton Corp.	3,698,200	280,212,614
General Electric Co.	77,698,175	1,414,106,785
Koninklijke Philips Electronics NV(b) (Netherlands)	2,208,600	70,719,372
Tyco International, Ltd.(b) (Switzerland)	9,460,775	361,874,644

		2,279,104,690
COMMERCIAL & PROFESSIONAL SERVICES: 0.6%
Dun & Bradstreet Corp.	35,340	2,630,003
Pitney Bowes, Inc.	10,286,950	251,515,927

		254,145,930

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2010

COMMON STOCKS (continued)

	SHARES	VALUE
TRANSPORTATION: 2.5%
FedEx Corp.	11,433,599	$1,067,898,147

		3,601,148,767
INFORMATION TECHNOLOGY: 20.2%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.1%
Maxim Integrated Products, Inc.(c)	23,348,800	452,733,232

SOFTWARE & SERVICES: 7.3%
AOL, Inc.(a),(c)	6,555,722	165,728,652
Autodesk, Inc.(a)	1,680,700	49,446,194
BMC Software, Inc.(a)	7,420,940	281,995,720
Cadence Design Systems, Inc.(a),(c)	23,282,600	155,062,116
Citrix Systems, Inc.(a),(c)	8,132,122	386,031,831
Computer Sciences Corp.(a)	6,444,072	351,137,483
Compuware Corp.(a),(c)	22,088,112	185,540,141
EBay, Inc.(a)	26,373,300	710,760,435
Electronic Arts, Inc.(a)	15,361,177	286,639,563
Symantec Corp.(a)	17,000,000	287,640,000
Synopsys, Inc.(a),(c)	12,513,008	279,915,989

		3,139,898,124
TECHNOLOGY, HARDWARE & EQUIPMENT: 11.8%
Hewlett-Packard Co.	38,853,595	2,065,068,574
Hitachi, Ltd. ADR(a),(b) (Japan)	5,355,000	199,152,450
Molex, Inc.	2,547,600	53,142,936
Molex, Inc., Class A	8,724,330	153,984,425
Motorola, Inc.(a),(c)	131,758,711	924,946,151
Nokia Corp. ADR(b) (Finland)	11,900,000	184,926,000
Telefonaktiebolaget LM Ericsson ADR(b) (Sweden)	29,520,500	307,898,815
Tyco Electronics, Ltd.(b) (Switzerland)	17,589,775	483,367,017
Xerox Corp.(c)	68,842,082	671,210,300

		5,043,696,668

		8,636,328,024
MATERIALS: 2.5%
Cemex SAB de CV ADR(a),(b) (Mexico)	17,106,791	174,660,336
Domtar Corp.(a)	1,370,959	88,303,469
Dow Chemical Co.	24,007,645	709,906,063
Vulcan Materials Co.	2,046,548	96,678,927

		1,069,548,795
TELECOMMUNICATION SERVICES: 2.5%
Sprint Nextel Corp.(a)	132,825,739	504,737,808
Vodafone Group PLC ADR(b) (United Kingdom)	23,500,000	547,315,000

		1,052,052,808

TOTAL COMMON STOCKS (Cost $40,271,551,478)		$42,016,092,698

SHORT-TERM INVESTMENTS: 1.4%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.3%
SSgA Prime Money Market Fund	$128,355,775	$128,355,775

REPURCHASE AGREEMENT: 1.1%
Fixed Income Clearing Corporation(d) 0.00%, 4/1/10, maturity value $461,049,000	461,049,000	461,049,000

TOTAL SHORT-TERM INVESTMENTS (Cost $589,404,775)		$589,404,775

TOTAL INVESTMENTS (Cost $40,860,956,253)	99.8%	$42,605,497,473
OTHER ASSETS LESS LIABILITIES	0.2%	105,180,854

NET ASSETS	100.0%	$42,710,678,327

(a)	Non-income producing
(b)	Security denominated in U.S. dollars
(c)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(d)

Repurchase agreement is collateralized by Fannie Mae 1.722%-3.625%, 5/10/11-8/15/11; Federal Farm Credit Bank 3.50%, 10/3/11; and Federal Home Loan Bank 0.94%-3.375%; 11/30/10-9/23/11. Total collateral value is $470,271,500.

ADR: American Depositary Receipt

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Stocks are valued at the official quoted close price or the last sale of the day at the close of the NYSE or, if not available, at the mean between the exchange listed bid and ask prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2010:

Security Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Common Stocks(a)	$42,016,092,698	$—	$—
Short-term Investments
Money Market Fund	128,355,775	—	—
Repurchase Agreement	—	461,049,000	—

Total	$42,144,448,473	$461,049,000	$—

(a)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2010, the cost of investments for federal income tax purposes was $40,919,119,487. Net unrealized appreciation aggregated $1,686,377,986, of which $7,289,583,982 represented appreciated securities and $5,603,205,996 represented depreciated securities.

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the three-month period ended March 31, 2010. Transactions during the period in securities of affiliated companies were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income(a)		Value at End of Period
AOL, Inc.	6,075,118	480,604	—	6,555,722	$—	(b)	$165,728,652
Cadence Design Systems, Inc.	23,282,600	—	—	23,282,600	—	(b)	155,062,116
Capital One Financial Corp.	31,943,611	300,000	—	32,243,611	1,597,181		1,335,207,931
Citrix Systems, Inc.	11,327,022	—	(3,194,900)	8,132,122	—	(b)	—	(c)
Compuware Corp.	22,088,112	—	—	22,088,112	—	(b)	185,540,141
Maxim Integrated Products, Inc.	23,348,800	—	—	23,348,800	4,669,760		452,733,232
Motorola, Inc.	129,758,711	2,000,000	—	131,758,711	—	(b)	924,946,151
SLM Corp.	26,185,882	—	—	26,185,882	—	(b)	327,847,243
Synopsys, Inc.	10,122,369	2,390,639	—	12,513,008	—	(b)	279,915,989
Xerox Corp.	67,997,300	844,782	—	68,842,082	2,925,788		—	(c)

					$9,192,729		$3,826,981,455

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Company was not an affiliate at the end of the period

Other. For more information please see the Fund’s most recent Prospectus and Annual Report on the Fund’s website www.dodgeandcox.com.

DODGE & COX GLOBAL STOCK FUND
PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2010

COMMON STOCKS: 94.8%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 13.0%
AUTOMOBILES & COMPONENTS: 1.6%
Bayerische Motoren Werke AG (Germany)	191,600	$8,845,259
Yamaha Motor Co., Ltd.(a) (Japan)	559,400	8,382,922

		17,228,181
CONSUMER DURABLES & APPAREL: 2.3%
LG Electronics, Inc. (South Korea)	36,400	3,699,678
Panasonic Corp. (Japan)	494,300	7,560,691
Sony Corp. (Japan)	363,000	13,900,310

		25,160,679
MEDIA: 6.6%
Comcast Corp., Class A (United States)	940,300	17,696,446
Grupo Televisa SA ADR (Mexico)	225,300	4,735,806
Naspers, Ltd. (South Africa)	483,600	21,013,818
News Corp., Class A (United States)	411,445	5,928,922
Television Broadcasts, Ltd. (Hong Kong)	582,900	2,807,800
Time Warner Cable, Inc. (United States)	197,971	10,553,834
Time Warner, Inc. (United States)	325,266	10,171,068

		72,907,694
RETAILING: 2.5%
Home Depot, Inc. (United States)	192,200	6,217,670
Liberty Interactive, Series A(a) (United States)	741,557	11,353,238
Macy’s, Inc. (United States)	444,800	9,683,296

		27,254,204

		142,550,758
CONSUMER STAPLES: 3.1%
FOOD & STAPLES RETAILING: 1.0%
Walgreen Co. (United States)	286,000	10,607,740

FOOD, BEVERAGE & TOBACCO: 2.1%
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	1,269,300	13,380,860
Diageo PLC ADR (United Kingdom)	142,200	9,591,390

		22,972,250

		33,579,990
ENERGY: 5.3%
Baker Hughes, Inc. (United States)	167,987	7,868,511
Chevron Corp. (United States)	74,800	5,672,084
OAO Lukoil ADR (Russia)	160,600	9,106,020
Occidental Petroleum Corp. (United States)	89,125	7,534,628
Royal Dutch Shell PLC ADR (United Kingdom)	70,200	4,061,772
Schlumberger, Ltd. (United States)	309,100	19,615,486
Total SA (France)	78,800	4,574,415

		58,432,916
FINANCIALS: 21.6%
BANKS: 10.4%
Barclays PLC (United Kingdom)	2,911,300	15,917,675
BB&T Corp. (United States)	233,800	7,572,782
HSBC Holdings PLC (United Kingdom)	1,472,207	14,923,606

	SHARES	VALUE
ICICI Bank, Ltd. ADR (India)	172,400	$7,361,480
Kasikornbank PCL Foreign (Thailand)	1,641,100	5,227,565
Royal Bank of Scotland Group PLC(a) (United Kingdom)	3,148,368	2,102,164
Standard Bank Group, Ltd. (South Africa)	176,600	2,778,563
Standard Chartered PLC (United Kingdom)	590,499	16,107,068
SunTrust Banks, Inc. (United States)	295,095	7,905,595
Unicredit SPA(a) (Italy)	5,149,133	15,213,360
Wells Fargo & Co. (United States)	604,073	18,798,752

		113,908,610
DIVERSIFIED FINANCIALS: 7.1%
Bank of New York Mellon Corp. (United States)	765,200	23,629,376
Capital One Financial Corp. (United States)	564,700	23,384,227
Charles Schwab Corp. (United States)	250,000	4,672,500
Credit Suisse Group AG (Switzerland)	179,200	9,237,026
Haci Omer Sabanci Holding AS (Turkey)	1,444,388	6,185,816
Legg Mason, Inc. (United States)	339,600	9,736,332

		76,845,277
INSURANCE: 3.4%
AEGON NV(a) (Netherlands)	2,820,990	19,317,569
Swiss Reinsurance Co., Ltd. (Switzerland)	365,100	17,971,064

		37,288,633
REAL ESTATE: 0.7%
Hang Lung Group, Ltd. (Hong Kong)	1,127,500	5,968,413
Hang Lung Properties, Ltd. (Hong Kong)	381,700	1,536,288

		7,504,701

		235,547,221
HEALTH CARE: 15.8%
HEALTH CARE EQUIPMENT & SERVICES: 2.9%
Boston Scientific Corp.(a) (United States)	1,199,900	8,663,278
Covidien PLC (Ireland)	175,800	8,839,224
Medtronic, Inc. (United States)	105,700	4,759,671
UnitedHealth Group, Inc. (United States)	133,900	4,374,513
WellPoint, Inc.(a) (United States)	76,800	4,944,384

		31,581,070
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 12.9%
Amgen, Inc.(a) (United States)	138,400	8,270,784
Bayer AG (Germany)	234,820	15,883,360
GlaxoSmithKline PLC ADR (United Kingdom)	625,900	24,109,668
Merck & Co., Inc. (United States)	642,200	23,986,170
Novartis AG ADR (Switzerland)	421,700	22,813,970
Roche Holding AG (Switzerland)	141,500	22,948,122
Sanofi-Aventis (France)	308,300	22,981,422

		140,993,496

		172,574,566

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2010

COMMON STOCKS (continued)

	SHARES	VALUE
INDUSTRIALS: 9.5%
CAPITAL GOODS: 8.3%
General Electric Co. (United States)	1,439,400	$26,197,080
Koninklijke Philips Electronics NV (Netherlands)	407,600	13,069,467
Mitsubishi Electric Corp. (Japan)	1,942,700	17,849,816
Schneider Electric SA (France)	123,689	14,507,543
Tyco International, Ltd. (Switzerland)	375,300	14,355,225
Wienerberger AG(a) (Austria)	225,680	4,395,429

		90,374,560
TRANSPORTATION: 1.2%
FedEx Corp. (United States)	144,800	13,524,320

		103,898,880
INFORMATION TECHNOLOGY: 14.2%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.0%
Infineon Technologies AG(a) (Germany)	960,408	6,666,185
Maxim Integrated Products, Inc. (United States)	234,000	4,537,260

		11,203,445
SOFTWARE & SERVICES: 5.3%
AOL, Inc.(a) (United States)	446,069	11,276,624
Cadence Design Systems, Inc.(a) (United States)	1,124,000	7,485,840
Compuware Corp.(a) (United States)	291,400	2,447,760
EBay, Inc.(a) (United States)	415,900	11,208,505
Electronic Arts, Inc.(a) (United States)	437,300	8,160,018
Nintendo Co., Ltd. (Japan)	20,800	6,963,740
Symantec Corp.(a) (United States)	352,300	5,960,916
Synopsys, Inc.(a) (United States)	205,100	4,588,087

		58,091,490
TECHNOLOGY, HARDWARE & EQUIPMENT: 7.9%
Alcatel-Lucent(a) (France)	1,935,645	6,120,263
Hewlett-Packard Co. (United States)	547,800	29,115,570
Motorola, Inc.(a) (United States)	692,533	4,861,582
Nokia Oyj (Finland)	1,171,000	18,235,983
Telefonaktiebolaget LM Ericsson (Sweden)	477,700	5,034,619
Tyco Electronics, Ltd. (Switzerland)	418,800	11,508,624
Xerox Corp. (United States)	1,168,200	11,389,950

		86,266,591

		155,561,526
MATERIALS: 7.5%
Akzo Nobel NV (Netherlands)	174,300	9,933,478
Arkema (France)	274,716	10,170,352
Cemex SAB de CV ADR(a) (Mexico)	746,593	7,622,714
Domtar Corp.(a) (United States)	386,316	24,882,614
Lafarge SA (France)	200,308	14,095,452
Lanxess AG (Germany)	135,800	6,257,316
Norsk Hydro ASA(a) (Norway)	1,121,500	8,548,248

		81,510,174

	SHARES	VALUE
TELECOMMUNICATION SERVICES: 4.8%
PT Telekomunik Indonesia ADR (Indonesia)	267,300	$9,558,648
Sprint Nextel Corp.(a) (United States)	1,267,300	4,815,740
Telefonica SA ADR (Spain)	178,100	12,662,910
Telekom Austria AG (Austria)	12,100	169,149
Vodafone Group PLC ADR (United Kingdom)	1,070,400	24,929,616

		52,136,063

TOTAL COMMON STOCKS (Cost $892,803,501)		$1,035,792,094

PREFERRED STOCKS: 1.9%
CONSUMER DISCRETIONARY: 0.8%
MEDIA: 0.8%
Net Servicos de Comunicacao SA ADR(a) (Brazil)	652,700	8,452,465

ENERGY: 1.1%
Petroleo Brasileiro SA ADR (Brazil)	120,200	4,758,718
Ultrapar Participacoes SA ADR (Brazil)	147,800	7,157,954

		11,916,672

TOTAL PREFERRED STOCKS (Cost $11,205,217)		$20,369,137

SHORT-TERM INVESTMENTS: 3.5%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.3%
SSgA Prime Money Market Fund	$3,272,839	$3,272,839

REPURCHASE AGREEMENT: 3.2%
Fixed Income Clearing Corporation(b) 0.00%, 4/1/10, maturity value $34,669,000	34,669,000	34,669,000

TOTAL SHORT-TERM INVESTMENTS (Cost $37,941,839)		$37,941,839

TOTAL INVESTMENTS (Cost $941,950,557)	100.2%	$1,094,103,070
OTHER ASSETS LESS LIABILITIES	(0.2%)	(1,898,916)

NET ASSETS	100.0%	$1,092,204,154

(a)	Non-income producing
(b)	Repurchase agreement is collateralized by Federal Home Loan Bank 4.625%, 10/10/12 and Freddie Mac 2.00%, 11/5/12. Total collateral value is $35,364,750.

ADR: American Depositary Receipt

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Listed securities are valued at market, using the official quoted close price or the last sale on the date of determination on the principal exchange on which such securities are traded or, if not available, at the mean between the exchange listed bid and ask prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Short-term securities are valued at amortized cost which approximates current value.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net asset value (NAV) may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or at the direction of the Board of Trustees. The Fund may use fair value pricing in calculating its NAV when, for example, (i) the primary market for a security is closed or if trading of a security is suspended or limited, (ii) the Fund determines that the price provided by a pricing service is inaccurate or unreliable, or (iii) the Fund determines that a significant event affecting the value of a security has occurred before the close of the NYSE but after the close of the security’s primary market. An event is considered significant if there is both an affirmative expectation that the security’s value will materially change in response to the event and a reasonable basis for quantifying a resulting change in value. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing pricing models. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2010:

Security Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Common Stocks(a)	$1,035,792,094	$—	$—
Preferred Stocks(a)	20,369,137	—	—
Short-term Investments
Money Market Fund	3,272,839	—	—
Repurchase Agreement	—	34,669,000	—

Total	$1,059,434,070	$34,669,000	$—

(a)

All common stocks and preferred stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks and preferred stocks by major industry classification, please refer to the Portfolio of Investments. Transfers during the period between Level 1 and Level 2 relate to the use of systematic fair valuation. On days when systematic fair valuation is used, non-US$ denominated securities move from a Level 1 to a Level 2 classification.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2010, the cost of investments for federal income tax purposes was $945,104,529. Net unrealized appreciation aggregated $148,998,541, of which $186,994,083 represented appreciated securities and $37,995,542 represented depreciated securities.

Other. For more information please see the Fund’s most recent Prospectus and Annual Report on the Fund’s website www.dodgeandcox.com.

DODGE & COX INTERNATIONAL STOCK FUND
PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2010

COMMON STOCKS: 96.1%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 15.8%
AUTOMOBILES & COMPONENTS: 3.2%
Bayerische Motoren Werke AG (Germany)	9,181,400	$423,861,472
Honda Motor Co., Ltd. ADR (Japan)	6,428,400	226,858,236
NGK Spark Plug Co., Ltd.(b) (Japan)	16,250,000	220,745,534
Yamaha Motor Co., Ltd.(a),(b) (Japan)	23,980,000	359,353,728

		1,230,818,970
CONSUMER DURABLES & APPAREL: 4.0%
Consorcio Ara SAB de CV(a),(b) (Mexico)	101,000,000	68,048,125
Corporacion Geo SAB de CV, Series B(a),(b) (Mexico)	47,605,400	144,390,052
LG Electronics, Inc. (South Korea)	4,397,487	446,958,332
Panasonic Corp. (Japan)	29,743,072	454,942,699
Sony Corp. (Japan)	11,837,600	453,295,625

		1,567,634,833
CONSUMER SERVICES: 0.8%
Accor SA (France)	5,748,568	318,025,977

MEDIA: 7.4%
Grupo Televisa SA ADR(b) (Mexico)	30,430,592	639,651,044
Liberty Global, Inc., Series A(a) (United States)	3,641,805	106,195,034
Liberty Global, Inc., Series C(a) (United States)	3,534,971	102,125,312
Naspers, Ltd.(b) (South Africa)	32,680,895	1,420,079,391
News Corp., Class A (United States)	34,244,892	493,468,894
Television Broadcasts, Ltd.(b) (Hong Kong)	27,299,300	131,499,349

		2,893,019,024
RETAILING: 0.4%
Li & Fung, Ltd. (Hong Kong)	30,746,000	151,071,887

		6,160,570,691
CONSUMER STAPLES: 1.9%
FOOD, BEVERAGE & TOBACCO: 1.8%
Anadolu Efes Biracilik ve Malt Sanayii AS(b) (Turkey)	28,306,443	298,404,275
Diageo PLC ADR (United Kingdom)	3,550,000	239,447,500
Tiger Brands, Ltd. (South Africa)	7,072,043	178,069,358

		715,921,133
HOUSEHOLD & PERSONAL PRODUCTS: 0.1%
Aderans Holdings Co., Ltd.(a),(b) (Japan)	3,537,000	41,956,712

		757,877,845
ENERGY: 5.4%
OAO Lukoil ADR (Russia)	10,006,500	567,368,550
Royal Dutch Shell PLC ADR (United Kingdom)	7,718,400	446,586,624
Schlumberger, Ltd. (United States)	11,649,596	739,283,362
Total SA (France)	6,182,000	358,871,019

		2,112,109,555

	SHARES	VALUE
FINANCIALS: 22.1%
BANKS: 14.9%
Bangkok Bank PCL Foreign (Thailand)	38,571,900	$164,021,532
Bangkok Bank PCL NVDR (Thailand)	5,075,000	20,639,013
Barclays PLC (United Kingdom)	54,819,731	299,729,568
Erste Group Bank AG (Austria)	4,000,000	168,020,919
Grupo Financiero Banorte SAB de CV (Mexico)	39,528,000	175,328,320
HSBC Holdings PLC (United Kingdom)	95,365,764	966,712,602
ICICI Bank, Ltd. (India)	15,195,668	323,240,070
ICICI Bank, Ltd. ADR (India)	1,750,000	74,725,000
Kasikornbank PCL Foreign (Thailand)	108,446,527	345,445,872
Mitsubishi UFJ Financial Group (Japan)	47,399,900	248,432,463
Royal Bank of Scotland Group PLC(a) (United Kingdom)	151,775,986	101,340,762
Standard Bank Group, Ltd. (South Africa)	44,929,417	706,903,887
Standard Chartered PLC (United Kingdom)	34,189,336	932,584,065
The Bank of Yokohama, Ltd. (Japan)	27,765,000	136,018,505
Unicredit SPA(a) (Italy)	255,864,430	755,963,717
Yapi ve Kredi Bankasi AS(a) (Turkey)	150,779,068	383,467,108

		5,802,573,403
DIVERSIFIED FINANCIALS: 2.5%
Credit Suisse Group AG (Switzerland)	11,913,000	614,066,341
Haci Omer Sabanci Holding AS (Turkey)	88,489,354	378,969,396

		993,035,737
INSURANCE: 3.2%
AEGON NV(a) (Netherlands)	64,063,421	438,693,360
Swiss Life Holding AG (Switzerland)	1,520,000	199,658,574
Swiss Reinsurance Co., Ltd. (Switzerland)	12,091,868	595,189,633

		1,233,541,567
REAL ESTATE: 1.5%
Hang Lung Group, Ltd. (Hong Kong)	51,796,500	274,184,390
Hang Lung Properties, Ltd. (Hong Kong)	72,179,000	290,510,191

		564,694,581

		8,593,845,288
HEALTH CARE: 13.2%
HEALTH CARE EQUIPMENT & SERVICES: 1.1%
Covidien PLC (Ireland)	5,649,974	284,080,693
Medipal Holdings Corp.(b) (Japan)	11,531,800	136,546,182

		420,626,875

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2010

COMMON STOCKS (continued)

	SHARES	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 12.1%
Adcock Ingram Holdings, Ltd. (South Africa)	7,047,217	$55,535,988
Bayer AG (Germany)	12,912,000	873,375,113
GlaxoSmithKline PLC ADR (United Kingdom)	27,173,749	1,046,732,812
Novartis AG ADR (Switzerland)	22,220,000	1,202,102,000
Roche Holding AG (Switzerland)	4,958,000	804,076,252
Sanofi-Aventis (France)	10,028,709	747,564,034

		4,729,386,199

		5,150,013,074
INDUSTRIALS: 10.5%
CAPITAL GOODS: 9.0%
Koninklijke Philips Electronics NV (Netherlands)	23,235,000	745,017,315
Mitsubishi Electric Corp. (Japan)	95,446,600	876,977,531
Nexans SA (France)	932,619	79,496,025
Schneider Electric SA (France)	7,821,165	917,348,253
Toto, Ltd. (Japan)	1,664,000	11,337,769
Tyco International, Ltd. (Switzerland)	9,139,020	349,567,515
Volvo AB, Class B (Sweden)	28,957,200	291,352,599
Wienerberger AG (a),(b) (Austria)	12,335,026	240,241,652

		3,511,338,659
COMMERCIAL & PROFESSIONAL SERVICES: 0.7%
Brambles, Ltd. (Australia)	14,645,677	98,915,505
Experian PLC (United Kingdom)	15,463,626	152,177,254

		251,092,759
TRANSPORTATION: 0.8%
TNT NV (Netherlands)	11,095,180	318,146,626

		4,080,578,044
INFORMATION TECHNOLOGY: 12.4%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.8%
Infineon Technologies AG(a),(b) (Germany)	103,886,576	721,075,974

SOFTWARE & SERVICES: 0.7%
Nintendo Co., Ltd. (Japan)	835,000	279,553,963

TECHNOLOGY, HARDWARE & EQUIPMENT: 9.9%
Alcatel-Lucent(a) (France)	94,519,072	298,857,279
Brother Industries, Ltd.(b) (Japan)	23,101,000	279,218,419
Fujifilm Holdings Corp. (Japan)	8,736,100	300,890,384
Fujitsu, Ltd. (Japan)	83,508,000	546,656,284
Hitachi, Ltd.(a) (Japan)	32,158,000	120,046,444
Kyocera Corp. (Japan)	6,333,900	617,197,871
Nokia Oyj (Finland)	64,792,500	1,009,013,600
Telefonaktiebolaget LM Ericsson (Sweden)	45,943,000	484,206,617
Tyco Electronics, Ltd. (Switzerland)	6,657,617	182,951,315

		3,839,038,213

		4,839,668,150

	SHARES	VALUE
MATERIALS: 7.8%
Akzo Nobel NV (Netherlands)	5,348,485	$304,813,887
Arkema(b) (France)	6,326,687	234,222,364
BHP Billiton PLC (United Kingdom)	13,306,000	456,335,634
Cemex SAB de CV ADR(a) (Mexico)	36,105,882	368,641,055
Lafarge SA(b) (France)	12,164,291	855,987,651
Lanxess AG(b) (Germany)	8,729,784	402,246,106
Norsk Hydro ASA(a) (Norway)	32,634,600	248,746,026
Norsk Hydro ASA ADR(a) (Norway)	21,990,500	163,829,225

		3,034,821,948
TELECOMMUNICATION SERVICES: 6.6%
Bharti Airtel, Ltd. (India)	2,134,762	14,916,468
Millicom International Cellular SA (Luxembourg)	2,787,494	248,505,090
MTN Group, Ltd. (South Africa)	12,500,000	192,208,684
PT Telekomunik Indonesia ADR (Indonesia)	10,253,047	366,648,961
Telefonica SA ADR (Spain)	7,867,400	559,372,140
Telekom Austria AG (Austria)	361,248	5,049,970
Vodafone Group PLC ADR (United Kingdom)	50,250,000	1,170,322,500

		2,557,023,813
UTILITIES: 0.4%
CEZ AS (Czech Republic)	3,000,000	141,714,188

TOTAL COMMON STOCKS (Cost $37,787,584,675)		$37,428,222,596

PREFERRED STOCKS: 2.2%
CONSUMER DISCRETIONARY: 0.7%
MEDIA: 0.7%
Net Servicos de Comunicacao SA ADR(a) (Brazil)	21,130,988	273,646,294

ENERGY: 1.5%
Petroleo Brasileiro SA ADR (Brazil)	7,191,800	284,723,362
Ultrapar Participacoes SA ADR (Brazil)	5,914,832	286,455,314

		571,178,676
MATERIALS: 0.0%
Duratex SA (Brazil)	1,976,972	17,064,425

TOTAL PREFERRED STOCKS (Cost $348,312,632)		$861,889,395

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2010

SHORT-TERM INVESTMENTS: 1.4%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.3%
SSgA Prime Money Market Fund	$116,410,755	$116,410,755

REPURCHASE AGREEMENT: 1.1%
Fixed Income Clearing Corporation(c) 0.00%, 4/1/10, maturity value $431,512,000	431,512,000	431,512,000

TOTAL SHORT-TERM INVESTMENTS (Cost $547,922,755)		$547,922,755

TOTAL INVESTMENTS (Cost $38,683,820,062)	99.7%	$38,838,034,746
OTHER ASSETS LESS LIABILITIES	0.3%	111,695,939

NET ASSETS	100.0%	$38,949,730,685

(a)	Non-income producing
(b)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(c)

Repurchase agreement is collateralized by Fannie Mae 4.75%-6.25%, 12/15/10-2/1/11; Federal Farm Credit Bank 1.67%, 10/26/12; Federal Home Loan Bank 0.95%-4.625%, 11/30/10-2/18/11 and Freddie Mac 4.75%, 1/18/11. Total collateral value is $440,144,650.

(d)	Rounds to 0.0%

ADR: American Depositary Receipt

NVDR: Non-Voting Depositary Receipt

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Listed securities are valued at market, using the official quoted close price or the last sale on the date of determination on the principal exchange on which such securities are traded or, if not available, at the mean between the exchange listed bid and ask prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Short-term securities are valued at amortized cost which approximates current value.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net asset value (NAV) may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or at the direction of the Board of Trustees. The Fund may use fair value pricing in calculating its NAV when, for example, (i) the primary market for a security is closed or if trading of a security is suspended or limited, (ii) the Fund determines that the price provided by a pricing service is inaccurate or unreliable, or (iii) the Fund determines that a significant event affecting the value of a security has occurred before the close of the NYSE but after the close of the security’s primary market. An event is considered significant if there is both an affirmative expectation that the security’s value will materially change in response to the event and a reasonable basis for quantifying a resulting change in value. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing pricing models. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2010:

Security Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Common Stocks(a)	$37,428,222,596	$—	$—
Preferred Stocks(a)	861,889,395	—	—
Short-term Investments
Money Market Fund	116,410,755	—	—
Repurchase Agreement	—	431,512,000	—

Total	$38,406,522,746	$431,512,000	$—

(a)

All common stocks and preferred stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks and preferred stocks by major industry classification, please refer to the Portfolio of Investments. Transfers during the period between Level 1 and Level 2 relate to the use of systematic fair valuation. On days when systematic fair valuation is used, non-US$ denominated securities move from a Level 1 to a Level 2 classification.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2010, the cost of investments for federal income tax purposes was $38,819,458,224. Net unrealized appreciation aggregated $18,576,522, of which $4,452,999,661 represented appreciated securities and $4,434,423,139 represented depreciated securities.

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the three-month period ended March 31, 2010. Transactions during the period in securities of affiliated companies were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income(a)		Value at End of Period
Aderans Holdings Co., Ltd. (Japan)	3,537,000	—	—	3,537,000	—	(b)	41,956,712
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	25,306,443	3,000,000	—	28,306,443	—		298,404,275
Arkema (France)	6,608,245	—	(281,558)	6,326,687	—		234,222,364
Brother Industries, Ltd. (Japan)	23,101,000	—	—	23,101,000	1,854,561		279,218,419
Consorcio Ara SAB de CV (Mexico)	113,420,000	—	(12,420,000)	101,000,000	—	(b)	68,048,125
Corporacion Geo SAB de CV, Series B (Mexico)	47,605,400	—	—	47,605,400	—	(b)	144,390,052
Grupo Televisa SA, ADR (Mexico)	30,430,592	—	—	30,430,592	—		639,651,044
Infineon Technologies AG (Germany)	103,886,576	—	—	103,886,576	—	(b)	721,075,974
Lafarge SA (France)	12,764,291	—	(600,000)	12,164,291	—		855,987,651
Lanxess AG (Germany)	8,729,784	—	—	8,729,784	—		402,246,106
Medipal Holdings Corp. (Japan)	12,426,600	—	(894,800)	11,531,800	1,067,711		136,546,182
Naspers, Ltd. (South Africa)	34,040,895	—	(1,360,000)	32,680,895	—		1,420,079,391
NGK Spark Plug Co., Ltd. (Japan)	16,250,000	—	—	16,250,000	896,884		220,745,534
Television Broadcasts, Ltd. (Hong Kong)	27,299,300	—	—	27,299,300	—		131,499,349
Wienerberger AG (Austria)	12,835,026	—	(500,000)	12,335,026	—	(b)	240,241,652
Yamaha Motor Co., Ltd. (Japan)	23,980,000	—	—	23,980,000	—	(b)	359,353,728

					$3,819,156		$6,193,666,558

(a)	Net of foreign taxes, if any
(b)	Non-income producing

Other. For more information please see the Fund’s most recent Prospectus and Annual Report on the Fund’s website www.dodgeandcox.com.

DODGE & COX BALANCED FUND
PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2010

COMMON STOCKS: 72.8%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 13.3%
CONSUMER DURABLES & APPAREL: 2.3%
Panasonic Corp. ADR(b) (Japan)	8,792,228	$134,696,933
Sony Corp. ADR(b) (Japan)	5,685,900	217,883,688

		352,580,621
MEDIA: 8.3%
Comcast Corp., Class A	20,827,374	391,971,179
DIRECTV, Class A(a)	611,802	20,685,026
DISH Network Corp., Class A(a)	1,764,665	36,740,325
Interpublic Group of Companies, Inc.(a)	5,846,800	48,645,376
Liberty Global, Inc., Series A(a)	258,521	7,538,472
Liberty Global, Inc., Series C(a)	382,368	11,046,611
Liberty Starz, Series A(a)	70,907	3,877,195
News Corp., Class A	21,677,300	312,369,893
Time Warner Cable, Inc.	3,288,283	175,298,367
Time Warner, Inc.	9,528,466	297,955,132

		1,306,127,576
RETAILING: 2.7%
CarMax, Inc.(a)	2,100,600	52,767,072
Home Depot, Inc.	5,540,392	179,231,681
Liberty Interactive, Series A(a)	9,039,750	138,398,572
Macy’s, Inc.	2,681,266	58,371,161

		428,768,486

		2,087,476,683
CONSUMER STAPLES: 1.5%
FOOD & STAPLES RETAILING: 1.2%
Wal-Mart Stores, Inc.	1,793,600	99,724,160
Walgreen Co.	2,276,699	84,442,766

		184,166,926
FOOD, BEVERAGE & TOBACCO: 0.3%
Diageo PLC ADR(b) (United Kingdom)	800,000	53,960,000

		238,126,926
ENERGY: 6.8%
Baker Hughes, Inc.	4,371,710	204,770,896
Chevron Corp.	2,215,579	168,007,356
Occidental Petroleum Corp.	3,154,600	266,689,884
Royal Dutch Shell PLC ADR(b) (United Kingdom)	800,127	44,271,027
Schlumberger, Ltd.	6,030,121	382,671,479

		1,066,410,642
FINANCIALS: 11.1%
BANKS: 5.0%
BB&T Corp.	3,516,484	113,898,917
HSBC Holdings PLC ADR(b) (United Kingdom)	1,820,561	92,284,237
SunTrust Banks, Inc.	3,505,890	93,922,793
U.S. Bancorp	2,442,600	63,214,488
Wells Fargo & Co.	13,527,506	420,975,987

		784,296,422

	SHARES	VALUE
DIVERSIFIED FINANCIALS: 4.8%
Bank of New York Mellon Corp.	5,302,275	$163,734,252
Capital One Financial Corp.	9,332,659	386,465,409
Charles Schwab Corp.	2,100,000	39,249,000
Credit Suisse Group AG ADR(b) (Switzerland)	419,200	21,538,496
Legg Mason, Inc.	1,519,300	43,558,331
SLM Corp.(a)	7,910,100	99,034,452

		753,579,940
INSURANCE: 1.3%
AEGON NV(a),(b) (Netherlands)	9,703,152	66,078,465
Genworth Financial, Inc., Class A(a)	1,904,200	34,923,028
Loews Corp.	911,708	33,988,474
The Travelers Companies, Inc.	1,407,119	75,899,999

		210,889,966

		1,748,766,328
HEALTH CARE: 15.3%
HEALTH CARE EQUIPMENT & SERVICES: 4.1%
Boston Scientific Corp.(a)	16,438,300	118,684,526
CareFusion Corp.(a)	3,172,050	83,837,281
Covidien PLC(b) (Ireland)	1,468,700	73,846,236
Medtronic, Inc.	1,410,200	63,501,306
UnitedHealth Group, Inc.	4,046,500	132,199,155
WellPoint, Inc.(a)	2,721,500	175,210,170

		647,278,674
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 11.2%
Amgen, Inc.(a)	4,389,400	262,310,544
GlaxoSmithKline PLC ADR(b) (United Kingdom)	7,914,400	304,862,688
Merck & Co., Inc.	10,186,875	380,479,781
Novartis AG ADR(b) (Switzerland)	6,808,300	368,329,030
Pfizer, Inc.	14,320,517	245,596,867
Sanofi-Aventis ADR(b) (France)	5,390,400	201,385,344

		1,762,964,254

		2,410,242,928
INDUSTRIALS: 5.9%
CAPITAL GOODS: 3.6%
Caterpillar, Inc.	638,400	40,123,440
Eaton Corp.	877,000	66,450,290
General Electric Co.	19,784,600	360,079,720
Koninklijke Philips Electronics NV(b) (Netherlands)	335,700	10,749,114
Tyco International, Ltd.(b) (Switzerland)	2,285,434	87,417,850

		564,820,414
COMMERCIAL & PROFESSIONAL SERVICES: 0.5%
Dun & Bradstreet Corp.	26,800	1,994,456
Pitney Bowes, Inc.	3,072,350	75,118,958

		77,113,414

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2010

COMMON STOCKS (continued)

	SHARES	VALUE
TRANSPORTATION: 1.8%
FedEx Corp.	3,094,554	$289,031,344

		930,965,172
INFORMATION TECHNOLOGY: 15.3%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.8%
Maxim Integrated Products, Inc.	6,294,000	122,040,660

SOFTWARE & SERVICES: 5.6%
AOL, Inc.(a)	1,693,306	42,806,776
Autodesk, Inc.(a)	507,043	14,917,205
BMC Software, Inc.(a)	1,974,160	75,018,080
Cadence Design Systems, Inc.(a)	9,515,800	63,375,228
Citrix Systems, Inc.(a)	2,209,310	104,875,946
Computer Sciences Corp.(a)	1,754,900	95,624,501
Compuware Corp.(a)	6,789,888	57,035,059
EBay, Inc.(a)	7,199,900	194,037,305
Electronic Arts, Inc.(a)	3,915,680	73,066,589
Symantec Corp.(a)	4,934,000	83,483,280
Synopsys, Inc.(a)	3,383,652	75,692,295

		879,932,264
TECHNOLOGY, HARDWARE & EQUIPMENT: 8.9%
Hewlett-Packard Co.	10,709,212	569,194,618
Hitachi, Ltd. ADR(a),(b) (Japan)	1,876,145	69,773,833
Molex, Inc.	781,600	16,304,176
Molex, Inc., Class A	2,469,828	43,592,464
Motorola, Inc.(a)	36,043,700	253,026,774
Nokia Corp. ADR(b) (Finland)	3,712,700	57,695,358
Telefonaktiebolaget LM Ericsson ADR(b) (Sweden)	6,072,200	63,333,046
Tyco Electronics, Ltd.(b) (Switzerland)	5,078,500	139,557,180
Xerox Corp.	20,245,150	197,390,212

		1,409,867,661

		2,411,840,585
MATERIALS: 1.8%
Cemex SAB de CV ADR(a),(b) (Mexico)	4,015,783	41,001,144
Domtar Corp.(a)	437,491	28,178,795
Dow Chemical Co.	6,516,254	192,685,631
Vulcan Materials Co.	336,756	15,908,354

		277,773,924
TELECOMMUNICATION SERVICES: 1.8%
Sprint Nextel Corp.(a)	37,874,100	143,921,580
Vodafone Group PLC ADR(b) (United Kingdom)	6,216,698	144,786,896

		288,708,476

TOTAL COMMON STOCKS (Cost $10,789,907,231)		$11,460,311,664

FIXED INCOME SECURITIES: 25.1%

	PAR VALUE	VALUE
U.S. TREASURY AND GOVERNMENT RELATED: 1.8%
U.S. TREASURY: 0.5%
U.S. Treasury Note
1.25%, 11/30/10	$81,700,000	$82,201,066

GOVERNMENT RELATED: 1.3%
Arkansas Dev. Fin. Auth. GNMA Guaranteed Bonds
9.75%, 11/15/14	1,284,676	1,386,859
California Taxable General Obligation
5.45%, 4/1/15	14,510,000	15,131,318
7.50%, 4/1/34	28,825,000	29,743,076
5.65%, 4/1/39	4,960,000	5,161,227
7.55%, 4/1/39	43,350,000	44,818,265
7.30%, 10/1/39	17,000,000	17,060,180
7.625%, 3/1/40	5,500,000	5,726,435
Los Angeles Unified School District Taxable General Obligation
6.758%, 7/1/34	19,000,000	19,642,960
Small Business Administration—504 Program
Series 96-20L, 6.70%, 12/1/16	1,104,042	1,204,640
Series 97-20F, 7.20%, 6/1/17	1,669,500	1,836,578
Series 97-20I, 6.90%, 9/1/17	1,978,230	2,175,254
Series 98-20D, 6.15%, 4/1/18	2,682,895	2,905,872
Series 98-20I, 6.00%, 9/1/18	1,677,340	1,813,278
Series 99-20F, 6.80%, 6/1/19	2,134,836	2,327,045
Series 00-20D, 7.47%, 4/1/20	6,542,762	7,166,683
Series 00-20E, 8.03%, 5/1/20	2,767,210	3,072,847
Series 00-20G, 7.39%, 7/1/20	3,412,938	3,746,586
Series 00-20I, 7.21%, 9/1/20	2,203,133	2,406,761
Series 01-20E, 6.34%, 5/1/21	7,129,043	7,711,749
Series 01-20G, 6.625%, 7/1/21	5,600,426	6,094,796
Series 03-20J, 4.92%, 10/1/23	14,687,247	15,470,635
Series 07-20F, 5.71%, 6/1/27	9,972,064	10,790,520

		207,393,564

		289,594,630
MORTGAGE-RELATED SECURITIES: 11.0%
FEDERAL AGENCY CMO & REMIC: 2.0%
Dept. of Veterans Affairs
Trust 1995-1A 1, 7.214%, 2/15/25	949,508	1,044,459
Trust 1995-2C 3A, 8.793%, 6/15/25	397,974	451,949
Fannie Mae
Trust 2001-T5 A3, 7.50%, 6/19/30	1,152,221	1,307,771
Trust 2002-33 A1, 7.00%, 6/25/32	3,598,665	4,026,007
Trust 2002-86, 6.00%, 8/25/32	14,646,201	15,644,798
Trust 2005-W4 1A2, 6.50%, 8/25/35	20,921,434	22,935,122
Trust 2001-T7 A1, 7.50%, 2/25/41	3,442,435	3,821,102
Trust 2001-T8 A1, 7.50%, 7/25/41	3,791,912	4,322,779
Trust 2001-T4 A1, 7.50%, 7/25/41	3,103,443	3,537,925
Trust 2001-W3 A, 7.00%, 9/25/41	2,932,960	3,310,578
Trust 2001-T10 A2, 7.50%, 12/25/41	3,723,144	4,175,878
Trust 2002-W6 2A1, 7.00%, 6/25/42	3,436,422	3,827,315
Trust 2002-W8 A2, 7.00%, 6/25/42	3,988,992	4,442,740

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2010

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Trust 2003-W2 1A1, 6.50%, 7/25/42	$7,191,451	$7,883,629
Trust 2003-W2 1A2, 7.00%, 7/25/42	3,027,136	3,371,472
Trust 2003-W4 4A, 7.50%, 10/25/42	4,294,031	4,895,195
Trust 2004-T1 1A2, 6.50%, 1/25/44	7,010,504	7,685,265
Trust 2004-W2 5A, 7.50%, 3/25/44	13,748,311	15,673,074
Trust 2004-W8 3A, 7.50%, 6/25/44	1,976,920	2,233,919
Trust 2009-11 MP, 7.00%, 3/25/49	88,724,452	94,587,355
Freddie Mac
Series 2100 GS, 6.50%, 12/15/13	2,807,216	2,981,820
Series 2430 UC, 6.00%, 9/15/16	2,534,902	2,578,033
Series 1078 GZ, 6.50%, 5/15/21	669,054	712,789
Series (GN) 16 PK, 7.00%, 8/25/23	8,091,878	8,808,569
Series T-48 1A4, 5.538%, 7/25/33	54,947,799	58,596,673
Series T-051 1A, 6.50%, 9/25/43	356,894	387,955
Series T-59 1A1, 6.50%, 10/25/43	21,849,695	24,035,346

		307,279,517
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 9.0%
Fannie Mae, 10 Year
6.00%, 1/1/12-4/1/12	5,325,892	5,651,168
Fannie Mae, 15 Year
6.00%, 7/1/16-3/1/22	44,958,161	48,698,348
6.50%, 1/1/13-11/1/18	68,938,788	74,350,199
7.00%, 7/1/11-11/1/18	5,152,687	5,456,391
7.50%, 9/1/15-8/1/17	24,440,802	26,769,579
Fannie Mae, 20 Year
6.50%, 1/1/22-10/1/26	16,515,375	17,886,818
Fannie Mae, 30 Year
5.50%, 6/1/36-12/1/39	130,480,872	138,461,674
6.00%, 9/1/36-1/1/39	328,209,371	352,044,932
6.50%, 12/1/28-11/1/37	263,821,404	286,801,801
7.00%, 4/1/37-8/1/37	89,673,537	99,524,121
Fannie Mae, Hybrid ARM
2.136%, 1/1/35	6,990,013	7,182,609
2.601%, 12/1/34	10,903,138	11,043,894
3.001%, 1/1/35	5,251,952	5,407,298
3.697%, 8/1/35	7,228,763	7,521,685
4.778%, 9/1/34	7,586,448	7,864,657
Fannie Mae, Multifamily DUS
Pool 555728, 4.02%, 8/1/13	317,582	332,955
Pool 555162, 4.826%, 1/1/13	14,130,942	15,037,962
Pool 760762, 4.89%, 4/1/12	15,745,000	16,567,465
Pool 555316, 4.918%, 2/1/13	4,162,738	4,389,684
Pool 735387, 4.921%, 4/1/15	11,587,115	12,441,843
Pool 555148, 4.977%, 1/1/13	3,567,968	3,793,694
Pool 555806, 5.098%, 10/1/13	2,463,761	2,653,839
Pool 461628, 5.32%, 4/1/14	9,755,248	10,633,528
Pool 462086, 5.355%, 11/1/15	20,018,908	21,774,732
Pool 545316, 5.629%, 12/1/11	4,481,219	4,737,218
Pool 545685, 5.876%, 4/1/12	11,271,892	11,782,643
Pool 545387, 5.884%, 1/1/12	5,078,255	5,400,477
Pool 545258, 5.942%, 11/1/11	832,265	874,647
Freddie Mac, Hybrid ARM
4.162%, 5/1/34	8,980,900	9,265,664

	PAR VALUE	VALUE
Freddie Mac Gold, 15 Year
6.00%, 10/1/13-10/1/18	$21,853,243	$23,408,757
6.50%, 7/1/14-3/1/18	28,708,216	30,974,673
7.00%, 4/1/15	75,301	78,886
7.75%, 7/25/21	1,069,058	1,202,819
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	28,311,366	30,803,173
Freddie Mac Gold, 30 Year
6.50%, 9/1/18-4/1/33	36,453,185	40,413,457
7.00%, 11/1/37-9/1/38	66,349,215	73,703,610
7.47%, 3/17/23	285,369	319,618
8.50%, 1/1/23	8,052	8,872
Ginnie Mae, 30 Year
7.50%, 11/15/24-10/15/25	2,873,163	3,234,108
7.97%, 4/15/20-1/15/21	1,603,631	1,812,838

		1,420,312,336
PRIVATE LABEL CMO & REMIC SECURITIES: 0.0%(e)
Union Planters Mortgage Finance Corp.
Series 2000-1 A1, 7.70%, 12/25/24	2,438,538	2,475,614

		1,730,067,467
CORPORATE: 12.3%
FINANCIALS: 5.0%
American International Group, Inc.
8.25%, 8/15/18	28,335,000	29,731,349
Bank of America Corp.
5.30%, 3/15/17	41,040,000	40,625,537
7.625%, 6/1/19	6,000,000	6,863,178
8.00%, 12/15/26(c)	16,960,000	17,044,800
6.625%, 5/23/36(c)	33,500,000	30,602,753
Barclays PLC(b) (United Kingdom)
5.125%, 1/8/20	40,985,000	40,413,997
Boston Properties, Inc.
6.25%, 1/15/13	14,335,000	15,536,875
5.625%, 4/15/15	28,825,000	30,431,129
5.00%, 6/1/15	2,825,000	2,895,328
Capital One Financial Corp.
6.75%, 9/15/17	44,585,000	49,267,005
CIGNA Corp.
8.50%, 5/1/19	7,330,000	8,885,785
7.65%, 3/1/23	9,525,000	10,788,548
7.875%, 5/15/27	12,675,000	14,119,671
8.30%, 1/15/33	8,845,000	9,914,281
6.15%, 11/15/36	5,375,000	5,239,851
Citigroup, Inc.
6.125%, 11/21/17	58,380,000	60,053,755
General Electric Co.
0.379%, 11/1/12	35,640,000	34,932,831
GMAC, Inc.
6.875%, 9/15/11	91,380,000	92,864,925
Health Net, Inc.
6.375%, 6/1/17	18,250,000	16,972,500

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2010

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
HSBC Holdings PLC(b) (United Kingdom)
6.50%, 5/2/36	$18,955,000	$19,532,654
6.50%, 9/15/37	8,940,000	9,267,043
JPMorgan Chase & Co.(c)
8.75%, 9/1/30	27,542,000	32,011,901
5.85%, 8/1/35	5,820,000	5,241,690
Kaupthing Bank HF(b),(d),(g) (Iceland)
7.125%, 5/19/16	65,060,000	6,506
SLM Corp.
8.45%, 6/15/18	39,255,000	39,700,976
Travelers Cos., Inc.
5.00%, 3/15/13	9,530,000	10,235,963
6.25%, 6/20/16	9,515,000	10,489,812
Unum Group
7.625%, 3/1/11	8,236,000	8,570,612
6.85%, 11/15/15(d)	9,970,000	10,586,585
7.19%, 2/1/28	8,305,000	7,168,082
7.25%, 3/15/28	11,855,000	11,488,550
6.75%, 12/15/28	11,368,000	10,660,524
WellPoint, Inc.
5.00%, 12/15/14	12,770,000	13,631,413
5.25%, 1/15/16	39,085,000	41,205,596
Wells Fargo & Co.
6.00%, 11/15/17	30,195,000	32,728,179

		779,710,184
INDUSTRIALS: 5.8%
Boston Scientific Corp.
5.45%, 6/15/14	18,940,000	19,072,220
6.25%, 11/15/15	1,055,000	1,072,435
6.40%, 6/15/16	21,405,000	21,829,911
Comcast Corp.
5.85%, 11/15/15	25,895,000	28,374,498
5.90%, 3/15/16	3,110,000	3,397,327
6.30%, 11/15/17	5,865,000	6,461,863
Cox Communications, Inc.
5.45%, 12/15/14	36,920,000	39,908,526
5.50%, 10/1/15	4,705,000	5,070,866
5.875%, 12/1/16(d)	24,570,000	26,401,841
8.375%, 3/1/39(d)	6,255,000	7,823,129
Dillard’s, Inc.
7.85%, 10/1/12	13,680,000	13,885,200
7.13%, 8/1/18	10,586,000	9,950,840
7.875%, 1/1/23	8,660,000	7,685,750
7.75%, 7/15/26	50,000	42,500
7.75%, 5/15/27	540,000	456,300
7.00%, 12/1/28	15,135,000	12,108,000
Dow Chemical Co.
8.55%, 5/15/19	27,420,000	33,171,098
7.375%, 11/1/29	17,755,000	19,797,784
9.40%, 5/15/39	11,890,000	15,937,820
Ford Motor Credit Co.(h)
7.375%, 2/1/11	124,450,000	127,557,392

	PAR VALUE	VALUE
HCA, Inc.
7.875%, 2/1/11	$7,828,000	$8,018,808
6.95%, 5/1/12	48,940,000	50,163,500
6.30%, 10/1/12	8,210,000	8,199,737
6.25%, 2/15/13	18,390,000	18,252,075
6.75%, 7/15/13	4,600,000	4,600,000
Kraft Foods, Inc.
5.375%, 2/10/20	14,100,000	14,330,605
Lafarge SA(b) (France)
6.50%, 7/15/16	32,945,000	34,879,267
Liberty Media Corp.
8.50%, 7/15/29	9,462,000	8,811,487
8.25%, 2/1/30	7,291,000	6,789,744
Macy’s, Inc.
7.45%, 10/15/16	11,410,000	11,866,400
6.65%, 7/15/24	12,600,000	11,907,000
6.90%, 4/1/29	5,235,000	4,973,250
6.90%, 1/15/32	54,699,000	50,733,322
6.70%, 7/15/34	8,190,000	7,657,650
Nordstrom, Inc.
6.25%, 1/15/18	5,510,000	6,062,163
Reed Elsevier PLC(b) (United Kingdom)
8.625%, 1/15/19	22,475,000	28,038,821
Sprint Nextel Corp.
6.00%, 12/1/16	25,000,000	22,562,500
6.875%, 11/15/28	9,855,000	7,933,275
Time Warner Cable, Inc.
8.75%, 2/14/19	20,265,000	25,132,268
8.25%, 4/1/19	21,145,000	25,587,311
Time Warner, Inc.
7.625%, 4/15/31	49,450,000	56,477,834
7.70%, 5/1/32	13,055,000	15,067,715
Xerox Corp.
6.875%, 8/15/11	63,690,000	67,629,481
6.35%, 5/15/18	20,110,000	21,784,640

		917,464,153
TRANSPORTATION: 1.5%
Burlington Northern Santa Fe Corp.(h)
8.251%, 1/15/21	1,160,992	1,390,717
4.967%, 4/1/23	11,384,735	12,285,155
5.72%, 1/15/24	19,390,191	20,281,954
5.629%, 4/1/24	24,432,651	25,435,675
5.342%, 4/1/24	15,978,804	16,600,255
5.996%, 4/1/24	21,783,540	23,660,471
CSX Corp.
9.75%, 6/15/20	5,231,000	6,858,987
FedEx Corp.
7.375%, 1/15/14	8,795,000	10,099,782
8.00%, 1/15/19	6,965,000	8,528,273
6.72%, 7/15/23	14,300,477	15,470,099
Norfolk Southern Corp.
7.70%, 5/15/17	5,820,000	6,916,081
9.75%, 6/15/20	7,224,000	9,720,463

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2010

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Union Pacific Corp.
6.33%, 1/2/20	$22,510,445	$24,630,958
5.866%, 7/2/30	33,875,966	37,286,595
6.176%, 1/2/31	11,572,505	12,819,653

		231,985,118

		1,929,159,455

TOTAL FIXED INCOME SECURITIES (Cost $3,830,277,973)		$3,948,821,552
SHORT-TERM INVESTMENTS: 1.7%
MONEY MARKET FUND: 0.3%
SSgA Prime Money Market Fund	47,286,245	47,286,245

REPURCHASE AGREEMENT: 1.4%
Fixed Income Clearing Corporation(f) 0.00%, 4/1/10, maturity value $215,803,000	215,803,000	215,803,000

TOTAL SHORT-TERM INVESTMENTS (Cost $263,089,246)		$263,089,245

TOTAL INVESTMENTS (Cost $14,883,274,450)	99.6%	$15,672,222,461
OTHER ASSETS LESS LIABILITIES	0.4%	67,651,914

NET ASSETS	100.0%	$15,739,874,375

(a)	Non-income producing
(b)	Security denominated in U.S. dollars
(c)	Cumulative preferred security
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2010, all such securities in total represented $44,818,061 or 0.3% of net assets.

(e)	Rounds to 0.0%
(f)	Repurchase agreement is collateralized by Freddie Mac 2.00%-2.25%, 8/24/12-10/1/12 and Federal Home Loan Bank 4.625%, 10/10/12. Total collateral value is $220,119,300.
(g)

Security is illiquid, in default, and is non-income producing. On October 9, 2008, Kaupthing Bank requested protection under the Icelandic Financial Supervisory Authority. Effective June 30, 2009, the ‘Winding Up’ committee of the bank announced that it was accepting claims for debts. Claims for the Fund’s bonds were filed prior to the 12/30/09 deadline.

(h)	Subsidiary (see Note below)

Note: Fixed income securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.

ADR: American Depositary Receipt

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

REMIC: Real Estate Mortgage Investment Conduit

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Stocks are valued at the official quoted close price or the last sale of the day at the close of the NYSE or, if not available, at the mean between the exchange-listed bid and ask prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Fixed income securities with original maturities of one year or more are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and pricing models. Under certain circumstances, fixed income securities that are not valued by pricing services are temporarily valued by the investment manager utilizing both dealer-supplied valuations and pricing models. Valuations of fixed income securities take into account appropriate factors such as institutional-size trading markets in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data and do not rely exclusively upon exchange or over-the-counter listed prices. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2010:

Security Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Common Stocks(a)	$11,460,311,664	$—	$—
Fixed Income Securities
U.S. Treasury	82,201,066	—	—
Government Related	—	207,393,564	—
Mortgage-related Securities	—	1,730,067,467	—
Corporate	—	1,929,159,455	—
Short-term Investments
Money Market Fund	47,286,245	—	—
Repurchase Agreement	—	215,803,000	—

Total	$11,589,798,975	$4,082,423,486	$—

(a)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2010, the cost of investments for federal income tax purposes was $14,890,081,755. Net unrealized appreciation aggregated $782,140,706, of which $2,294,784,722 represented appreciated securities and $1,512,644,016 represented depreciated securities.

Other. For more information please see the Fund’s most recent Prospectus and Annual Report on the Fund’s website www.dodgeandcox.com.

DODGE & COX INCOME FUND
PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2010

FIXED INCOME SECURITIES: 97.8%

	PAR VALUE	VALUE
U.S. TREASURY AND GOVERNMENT RELATED: 8.2%
U.S. TREASURY: 3.0%
U.S. Treasury Notes
2.125%, 4/30/10	$325,300,000	$325,808,118
2.625%, 5/31/10	200,000,000	200,804,600
1.00%, 7/31/11	95,000,000	95,489,820

		622,102,538
GOVERNMENT RELATED: 5.2%
California Taxable General Obligation
5.25%, 4/1/14	35,700,000	36,877,386
6.20%, 10/1/19	20,235,000	20,694,942
7.50%, 4/1/34	112,955,000	116,552,617
5.65%, 4/1/39	18,700,000	19,458,659
7.55%, 4/1/39	242,758,000	250,980,214
7.30%, 10/1/39	105,900,000	106,274,886
7.625%, 3/1/40	55,395,000	57,675,612
Los Angeles Unified School District Taxable General Obligation
6.758%, 7/1/34	95,470,000	98,700,705
Small Business Administration—504 Program
Series 91-20K, 8.25%, 11/1/11	74,103	75,907
Series 92-20B, 8.10%, 2/1/12	113,467	117,547
Series 92-20C, 8.20%, 3/1/12	183,172	190,427
Series 92-20D, 8.20%, 4/1/12	102,698	105,011
Series 92-20G, 7.60%, 7/1/12	382,397	392,909
Series 92-20H, 7.40%, 8/1/12	232,193	240,699
Series 92-20I, 7.05%, 9/1/12	220,133	228,566
Series 92-20J, 7.00%, 10/1/12	380,620	390,359
Series 92-20K, 7.55%, 11/1/12	476,548	490,421
Series 92-20L, 7.45%, 12/1/12	191,356	197,582
Series 93-20B, 7.00%, 2/1/13	286,360	297,135
Series 93-20C, 6.50%, 3/1/13	1,097,787	1,139,943
Series 93-20D, 6.75%, 4/1/13	229,793	236,135
Series 93-20E, 6.55%, 5/1/13	1,412,016	1,455,401
Series 93-20F, 6.65%, 6/1/13	555,568	574,415
Series 93-20L, 6.30%, 12/1/13	801,480	831,279
Series 94-20A, 6.50%, 1/1/14	815,835	846,199
Series 94-20D, 7.70%, 4/1/14	237,234	245,842
Series 94-20E, 7.75%, 5/1/14	1,004,639	1,045,874
Series 94-20F, 7.60%, 6/1/14	513,667	537,202
Series 94-20G, 8.00%, 7/1/14	383,800	401,496
Series 94-20H, 7.95%, 8/1/14	308,351	325,675
Series 94-20I, 7.85%, 9/1/14	304,087	322,708
Series 94-20K, 8.65%, 11/1/14	361,996	375,090
Series 94-20L, 8.40%, 12/1/14	285,671	300,640
Series 95-20A, 8.50%, 1/1/15	101,163	107,255
Series 95-20C, 8.10%, 3/1/15	246,005	265,282
Series 97-20E, 7.30%, 5/1/17	619,149	680,838
Series 97-20H, 6.80%, 8/1/17	20,049	21,995
Series 97-20J, 6.55%, 10/1/17	943,070	1,027,790
Series 98-20B, 6.15%, 2/1/18	35,537	38,591
Series 98-20C, 6.35%, 3/1/18	3,825,248	4,168,249

	PAR VALUE	VALUE
Series 98-20H, 6.15%, 8/1/18	$1,308,677	$1,418,378
Series 98-20L, 5.80%, 12/1/18	1,026,765	1,097,698
Series 99-20C, 6.30%, 3/1/19	1,059,862	1,145,665
Series 99-20E, 6.30%, 5/1/19	25,214	27,533
Series 99-20G, 7.00%, 7/1/19	2,452,714	2,681,981
Series 99-20I, 7.30%, 9/1/19	636,359	699,217
Series 01-20G, 6.625%, 7/1/21	6,753,197	7,349,326
Series 01-20L, 5.78%, 12/1/21	17,736,982	19,179,756
Series 02-20A, 6.14%, 1/1/22	119,974	129,568
Series 02-20L, 5.10%, 12/1/22	4,733,701	5,004,331
Series 04-20L, 4.87%, 12/1/24	5,557,393	5,945,083
Series 05-20B, 4.625%, 2/1/25	7,475,133	7,799,280
Series 05-20E, 4.84%, 5/1/25	15,428,681	16,234,780
Series 05-20G, 4.75%, 7/1/25	13,838,527	14,556,737
Series 05-20I, 4.76%, 9/1/25	14,679,426	15,382,887
Series 06-20A, 5.21%, 1/1/26	15,884,789	16,767,085
Series 06-20B, 5.35%, 2/1/26	4,781,369	5,118,944
Series 06-20C, 5.57%, 3/1/26	22,502,879	24,385,465
Series 06-20G, 6.07%, 7/1/26	40,171,744	43,808,054
Series 06-20J, 5.37%, 10/1/26	14,402,950	15,468,852
Series 06-20L, 5.12%, 12/1/26	11,136,672	11,848,369
Series 07-20A, 5.32%, 1/1/27	21,652,376	23,204,916
Series 07-20C, 5.23%, 3/1/27	33,356,644	35,519,896
Series 07-20D, 5.32%, 4/1/27	35,817,882	38,435,707
Series 07-20G, 5.82%, 7/1/27	24,097,819	26,375,903

		1,064,474,894

		1,686,577,432
MORTGAGE-RELATED SECURITIES: 43.4%
FEDERAL AGENCY CMO & REMIC: 1.9%
Dept. of Veterans Affairs
Trust 2003-2J, 5.00%, 6/15/10	16,075	16,386
Trust 1995-2D 4A, 9.293%, 5/15/25	288,564	324,815
Trust 1997-2Z, 7.50%, 6/15/27	22,203,414	24,645,790
Trust 1998-1 1A, 8.184%, 3/15/28	748,548	826,443
Fannie Mae
Trust 1998-58 PX, 6.50%, 9/25/28	1,803,569	1,957,668
Trust 1998-58 PC, 6.50%, 10/25/28	10,242,891	11,151,978
Trust 2001 T-5 A2, 7.00%, 2/19/30	90,477	102,126
Trust 2001-69 PQ, 6.00%, 12/25/31	14,580,289	15,490,188
Trust 2002-33 A1, 7.00%, 6/25/32	4,218,151	4,719,056
Trust 2008-24 GD, 6.50%, 3/25/37	36,558,736	39,803,324
Trust 2001-T3 A1, 7.50%, 11/25/40	84,402	96,219
Trust 2001-T4 A1, 7.50%, 7/25/41	3,583,621	4,085,327
Trust 2001-T10 A1, 7.00%, 12/25/41	5,745,174	6,369,962
Trust 2002-T12 A3, 7.50%, 5/25/42	87,476	99,722
Trust 2002-90 A1, 6.50%, 6/25/42	7,689,031	8,429,100
Trust 2002-W6 2A1, 7.00%, 6/25/42	6,134,288	6,832,064
Trust 2002-W8 A2, 7.00%, 6/25/42	3,207,792	3,572,678
Trust 2003-W2 1A2, 7.00%, 7/25/42	19,568,363	21,794,265
Trust 2003-W4 3A, 7.00%, 10/25/42	6,072,780	6,611,739
Trust 2003-07 A1, 6.50%, 12/25/42	7,752,843	8,499,054
Trust 2003-W1 1A1, 6.50%, 12/25/42	12,264,007	13,444,418

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2010

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Trust 2003-W1 2A, 7.50%, 12/25/42	$5,625,899	$6,301,007
Trust 2004-W2 5A, 7.50%, 3/25/44	22,281,525	25,400,939
Trust 2004-W8 3A, 7.50%, 6/25/44	14,351,120	16,216,765
Trust 2005-W1 1A3, 7.00%, 10/25/44	13,928,840	15,513,246
Trust 2001-79 BA, 7.00%, 3/25/45	1,699,051	1,900,813
Trust 2006-W1 1A1, 6.50%, 12/25/45	1,742,777	1,910,520
Trust 2006-W1 1A2, 7.00%, 12/25/45	11,722,381	13,055,801
Trust 2006-W1 1A3, 7.50%, 12/25/45	184,679	210,534
Trust 2006-W1 1A4, 8.00%, 12/25/45	13,383,799	15,073,504
Trust 2007-W10 1A, 6.162%, 8/25/47	72,311,005	78,254,066
Trust 2007-W10 2A, 6.141%, 8/25/47	19,660,523	21,189,557
Freddie Mac
Series 2632 NH, 3.50%, 6/15/13	168,401	170,874
Series 3312 AB, 6.50%, 6/15/32	20,274,408	21,962,465
Series T-48 1A, 6.96%, 7/25/33	5,594,197	6,271,095
Ginnie Mae Series 1999-29 PB,
7.25%, 7/16/28	72,340	72,308

		402,375,816
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 41.5%
Fannie Mae, 07 Year Balloon
3.50%, 7/1/10	93,354	94,078
Fannie Mae, 10 Year
6.00%, 11/1/16	9,146,458	9,705,736
Fannie Mae, 15 Year
5.50%, 9/1/14-1/1/24	364,933,083	393,385,236
6.00%, 7/1/16-3/1/23	688,404,575	744,837,929
6.50%, 11/1/12-12/1/19	94,488,919	102,302,873
7.00%, 12/1/10-11/1/17	224,360	238,211
7.50%, 11/1/14-8/1/17	8,453,939	9,251,851
Fannie Mae, 20 Year
6.00%, 2/1/28	40,213,454	42,916,936
6.50%, 4/1/19-10/1/24	36,541,622	40,207,344
Fannie Mae, 30 Year
5.50%, 2/1/35-8/1/37	967,703,647	1,027,139,205
6.00%, 11/1/28-1/1/39	1,789,522,045	1,922,446,172
6.50%, 12/1/32-12/1/38	796,309,394	863,430,530
7.00%, 4/1/32-12/1/37	1,050,405,912	1,165,826,839
8.00%, 1/1/12	24,176	25,574
Fannie Mae, Hybrid ARM
2.498%, 9/1/34	10,085,399	10,411,038
2.674%, 8/1/34	2,768,948	2,847,917
2.801%, 10/1/34	13,698,652	13,922,690
3.815%, 1/1/36	16,924,048	17,503,982
3.919%, 10/1/33	10,148,997	10,446,110
4.113%, 7/1/34	10,060,974	10,447,986
4.181%, 12/1/36	14,177,051	14,652,072
4.224%, 1/1/35	11,512,616	11,977,793
4.469%, 8/1/34	11,478,779	11,975,431
4.496%, 1/1/35	7,425,480	7,719,725
4.50%, 6/1/35-7/1/35	13,193,314	13,666,964
4.506%, 1/1/36	18,140,953	18,936,114
4.589%, 11/1/36	12,175,026	12,702,930

	PAR VALUE	VALUE
4.623%, 8/1/35	$13,442,194	$14,058,025
4.701%, 7/1/35	10,681,761	11,024,325
4.72%, 10/1/35	17,144,349	17,956,412
4.748%, 7/1/35	9,881,144	10,265,288
4.801%, 8/1/35	35,733,787	37,375,914
4.857%, 12/1/35	12,404,925	12,947,401
4.865%, 4/1/35	16,734,758	16,993,934
4.932%, 10/1/35	10,325,378	10,780,177
4.999%, 9/1/35	13,376,713	13,998,200
5.082%, 7/1/35	11,934,602	12,573,801
5.245%, 1/1/37	21,617,654	22,771,221
5.274%, 11/1/35	11,010,924	11,500,545
Fannie Mae, Multifamily DUS
Pool 760744, 4.75%, 3/1/15	13,590,000	14,467,906
Pool 555162, 4.826%, 1/1/13	14,151,601	15,059,948
Pool 555191, 4.856%, 2/1/13	14,052,643	14,975,546
Pool 555317, 4.862%, 4/1/13	27,193	29,002
Pool 545892, 4.886%, 10/1/12	42,077,366	44,928,054
Pool 555806, 5.145%, 10/1/13	90,638	97,631
Pool 888559, 5.424%, 6/1/17	36,309,858	39,316,106
Pool 888381, 5.506%, 4/1/17	87,915	96,762
Pool 888015, 5.547%, 11/1/16	47,486,164	52,360,541
Pool 555172, 5.678%, 12/1/12	2,459,688	2,612,832
Pool 545987, 5.835%, 9/1/12	18,467,666	19,950,374
Pool 545685, 5.876%, 4/1/12	10,989,831	11,487,802
Pool 545708, 6.046%, 5/1/12	1,825,450	1,936,130
Pool 545547, 6.078%, 3/1/12	11,365,112	12,127,988
Pool 545527, 6.114%, 2/1/12	8,581,869	9,180,504
Pool 545209, 6.13%, 10/1/11	23,055,904	24,355,462
Pool 545059, 6.224%, 5/1/11	21,580,500	22,334,717
Pool 545179, 6.253%, 9/1/11	16,245,514	17,007,334
Freddie Mac, Hybrid ARM
2.845%, 1/1/35	9,008,405	9,195,732
3.416%, 9/1/33	32,337,449	33,623,300
3.481%, 3/1/35	5,329,537	5,514,860
3.526%, 8/1/34	4,934,643	5,127,998
4.265%, 4/1/36	17,658,598	18,289,174
4.277%, 8/1/35	8,207,723	8,488,426
4.356%, 9/1/35	18,991,523	19,788,750
4.53%, 4/1/35	4,277,759	4,364,153
4.742%, 8/1/35	10,603,108	11,095,758
4.772%, 2/1/34	27,972,411	28,512,677
4.779%, 1/1/36	13,202,741	13,576,775
4.819%, 2/1/35	6,263,090	6,529,077
4.848%, 10/1/35	12,962,528	13,568,864
5.125%, 1/1/36	38,042,812	39,528,919
5.143%, 5/1/37	18,660,340	19,627,260
5.312%, 1/1/37	15,294,701	16,126,905
5.319%, 7/1/37	47,186,303	49,795,426
5.438%, 3/1/37	23,419,673	24,698,192
5.494%, 4/1/37	38,984,748	41,173,188
5.819%, 8/1/36	12,238,970	12,924,042
5.866%, 1/1/36	8,048,518	8,332,336

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2010

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Freddie Mac Gold, 10 Year
6.00%, 9/1/16	$4,418,067	$4,783,816
Freddie Mac Gold, 15 Year
5.50%, 11/1/13-10/1/20	87,416,679	94,105,065
6.00%, 4/1/13-11/1/23	217,166,965	234,772,132
6.50%, 2/1/11- 9/1/18	32,721,326	35,406,859
7.00%, 12/1/11-3/1/12	181,746	185,205
Freddie Mac Gold, 20 Year
5.50%, 11/1/23	42,616,800	45,360,966
6.00%, 7/1/25-12/1/27	231,013,234	248,329,211
6.50%, 7/1/21-10/1/26	23,709,870	25,821,276
Freddie Mac Gold, 30 Year
5.50%, 3/1/34	109,724,592	116,464,026
6.00%, 2/1/33-6/1/38	56,780,824	61,109,601
6.50%, 5/1/17-3/1/38	253,705,168	276,512,586
7.00%, 4/1/31-11/1/38	40,080,891	44,783,294
7.90%, 2/17/21	1,684,882	1,889,465
Ginnie Mae, 30 Year
7.00%, 5/15/28	1,312,112	1,466,546
7.50%, 9/15/17-5/15/25	4,496,472	5,056,017
7.80%, 6/15/20-1/15/21	1,205,097	1,355,279
8.00%, 9/15/20	25,151	27,563

		8,560,899,867
PRIVATE LABEL CMO & REMIC SECURITIES: 0.0%(g)
GSMPS Mortgage Loan Trust(b)
Series 2004-4 1A4, 8.50%, 6/25/34	9,359,122	9,071,882

		8,972,347,565
ASSET-BACKED SECURITIES: 1.1%
STUDENT LOAN: 1.1%
SLM Student Loan Trust
Series 2008-3 A1, 0.749%, 1/25/14	6,925,809	6,943,258
Series 2007-8 A1, 0.479%, 7/27/15	2,544,010	2,544,830
Series 2006-8 A2, 0.249%, 10/25/16	8,931,412	8,923,934
Series 2005-2 A4, 0.329%, 4/25/17	20,037,073	19,962,539
Series 2007-2 A2, 0.249%, 7/25/17	133,175,000	131,971,777
Series 2007-3 A2, 0.259%, 10/25/17	10,000,000	9,926,451
Series 2006-3A 4, 0.329%, 7/25/19	56,000,000	55,572,586

		235,845,375
CORPORATE: 45.1%
FINANCIALS: 16.5%
American International Group, Inc.
8.25%, 8/15/18	79,025,000	82,919,352
Bank of America Corp.
7.375%, 5/15/14	74,255,000	83,502,792
5.30%, 3/15/17	105,000,000	103,939,605
7.625%, 6/1/19	147,781,000	169,041,218
8.00%, 12/15/26(a)	14,915,000	14,989,575
5.625%, 3/8/35(a)	21,450,000	17,710,772
6.625%, 5/23/36(a)	64,470,000	58,894,312
Barclays PLC(c) (United Kingdom)
5.125%, 1/8/20	195,600,000	192,874,901

	PAR VALUE	VALUE
Boston Properties, Inc.
6.25%, 1/15/13	$74,668,000	$80,928,314
5.625%, 4/15/15	35,485,000	37,462,224
5.00%, 6/1/15	17,444,000	17,878,268
5.875%, 10/15/19	32,385,000	33,618,998
2.875%, 2/15/37	27,300,000	27,197,625
Capital One Financial Corp.
7.375%, 5/23/14	44,835,000	51,234,389
6.75%, 9/15/17	167,748,000	185,363,721
CIGNA Corp.
7.00%, 1/15/11	13,710,000	14,314,871
6.375%, 10/15/11	28,755,000	30,609,755
8.50%, 5/1/19	46,685,000	56,593,845
7.65%, 3/1/23	3,597,000	4,074,164
7.875%, 5/15/27	27,840,000	31,013,148
8.30%, 1/15/33	7,750,000	8,686,905
6.15%, 11/15/36	58,935,000	57,453,138
Citigroup, Inc.
6.125%, 11/21/17	132,063,000	135,849,246
1.95%, 5/15/18	161,375,000	151,832,251
General Electric Co.
5.90%, 5/13/14	29,300,000	32,237,208
5.50%, 1/8/20	28,735,000	29,317,315
GMAC, Inc.
6.875%, 9/15/11	375,870,000	381,977,887
6.875%, 8/28/12	35,495,000	35,983,056
8.00%, 11/1/31	31,191,000	29,787,405
Health Net, Inc.
6.375%, 6/1/17	46,210,000	42,975,300
HSBC Holdings PLC(c) (United Kingdom)
9.30%, 6/1/21	100,000	123,758
6.50%, 5/2/36	41,975,000	43,254,188
6.50%, 9/15/37	85,452,000	88,578,005
JPMorgan Chase & Co.
4.95%, 3/25/20	46,340,000	45,944,442
8.75%, 9/1/30(a)	26,780,000	31,126,233
5.875%, 3/15/35(a)	16,935,000	15,313,723
5.85%, 8/1/35(a)	22,090,000	19,895,005
6.80%, 10/1/37(a)	28,253,000	28,123,771
Kaupthing Bank HF(b),(c),(e) (Iceland)
7.125%, 5/19/16	118,913,000	11,891
Liberty Mutual Group, Inc.(b)
7.25%, 9/1/12	18,215,000	19,429,212
SLM Corp.
8.45%, 6/15/18	141,079,000	142,681,798
8.00%, 3/25/20	86,445,000	84,176,597
Travelers Cos., Inc.
5.00%, 3/15/13	17,118,000	18,386,067
5.50%, 12/1/15	14,212,000	15,473,571
6.25%, 6/20/16	44,420,000	48,970,829
5.75%, 12/15/17	36,090,000	39,184,393
Unum Group
7.625%, 3/1/11	11,531,000	11,999,481

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2010

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
6.85%, 11/15/15(b)	$21,180,000	$22,489,856
7.19%, 2/1/28	11,640,000	10,046,535
7.25%, 3/15/28	25,730,000	24,934,660
6.75%, 12/15/28	8,027,000	7,527,448
WellPoint, Inc.
6.375%, 1/15/12	7,662,000	8,260,847
5.00%, 12/15/14	15,750,000	16,812,432
5.25%, 1/15/16	137,500,000	144,960,200
5.875%, 6/15/17	14,960,000	16,062,088
7.00%, 2/15/19	53,523,000	60,694,333
Wells Fargo & Co.
2.019%, 5/1/13	115,505,000	118,830,389
6.00%, 11/15/17	80,000,000	86,711,520
5.75%, 2/1/18	36,200,000	38,483,243

		3,408,748,075
INDUSTRIALS: 25.3%
AT&T, Inc.
8.00%, 11/15/31	160,105,000	194,648,294
6.55%, 2/15/39	18,465,000	19,411,184
BHP Billiton, Ltd.(c) (Australia)
5.50%, 4/1/14	49,875,000	54,880,405
Boston Scientific Corp.
5.45%, 6/15/14	71,258,000	71,755,452
6.25%, 11/15/15	15,000,000	15,247,890
6.40%, 6/15/16	97,862,000	99,804,659
6.00%, 1/15/20	4,175,000	3,944,085
Comcast Corp.
5.30%, 1/15/14	14,670,000	15,772,759
5.85%, 11/15/15	25,060,000	27,459,545
5.90%, 3/15/16	41,880,000	45,749,209
6.50%, 1/15/17	42,070,000	46,769,640
6.30%, 11/15/17	16,445,000	18,118,558
5.875%, 2/15/18	58,260,000	62,264,734
6.45%, 3/15/37	3,120,000	3,177,302
6.95%, 8/15/37	10,674,000	11,547,325
Covidien PLC(c) (Ireland)
6.00%, 10/15/17	32,750,000	35,915,124
Cox Communications, Inc.
5.45%, 12/15/14	67,029,000	72,454,729
5.875%, 12/1/16(b)	78,440,000	84,288,173
9.375%, 1/15/19(b)	127,424,000	161,615,554
8.375%, 3/1/39(b)	57,050,000	71,352,435
Dillard’s, Inc.
7.85%, 10/1/12	1,900,000	1,928,500
7.13%, 8/1/18	24,015,000	22,574,100
7.75%, 7/15/26	21,666,000	18,416,100
7.75%, 5/15/27	12,903,000	10,903,035
7.00%, 12/1/28	28,950,000	23,160,000
Dow Chemical Co.
8.55%, 5/15/19	160,985,000	194,750,155
7.375%, 11/1/29	49,034,000	54,675,558
9.40%, 5/15/39	44,190,000	59,233,999

	PAR VALUE	VALUE
Ford Motor Credit Co.(f)
7.375%, 2/1/11	$323,248,000	$331,319,179
7.25%, 10/25/11	264,830,000	273,805,354
7.80%, 6/1/12	525,000	544,512
General Electric Co.
5.00%, 2/1/13	31,739,000	34,213,785
HCA, Inc.
8.75%, 9/1/10	28,685,000	29,258,700
7.875%, 2/1/11	49,550,000	50,757,781
6.95%, 5/1/12	147,133,000	150,811,325
6.30%, 10/1/12	30,147,000	30,109,316
6.25%, 2/15/13	66,882,000	66,380,385
6.75%, 7/15/13	23,777,000	23,777,000
5.75%, 3/15/14	36,170,000	34,135,438
6.50%, 2/15/16	61,575,000	58,419,281
Hewlett-Packard Co.
6.125%, 3/1/14	116,875,000	131,619,716
Kraft Foods, Inc.
5.375%, 2/10/20	80,380,000	81,694,615
Lafarge SA(c) (France)
6.50%, 7/15/16	87,476,000	92,611,891
Liberty Media Corp.
8.50%, 7/15/29	12,081,000	11,250,431
8.25%, 2/1/30	29,445,000	27,420,656
Macy’s, Inc.
8.00%, 7/15/12	11,672,000	12,634,940
7.625%, 8/15/13	7,155,000	7,709,513
8.875%, 7/15/15	70,935,000	80,156,550
5.90%, 12/1/16	15,549,000	15,510,128
6.65%, 7/15/24	26,951,000	25,468,695
7.00%, 2/15/28	36,840,000	34,077,000
6.70%, 9/15/28	20,565,000	18,302,850
6.90%, 4/1/29	46,045,000	43,742,750
6.90%, 1/15/32	35,395,000	32,828,863
6.70%, 7/15/34	76,507,000	71,534,045
6.375%, 3/15/37	26,705,000	24,568,600
Nordstrom, Inc.
6.75%, 6/1/14	44,265,000	49,705,124
6.25%, 1/15/18	16,800,000	18,483,545
6.95%, 3/15/28	12,720,000	14,006,399
Pfizer, Inc.
4.45%, 3/15/12	15,015,000	15,915,780
6.20%, 3/15/19	33,083,000	37,366,620
Reed Elsevier PLC(c) (United Kingdom)
7.75%, 1/15/14	6,275,000	7,221,427
8.625%, 1/15/19	110,545,000	137,911,078
Roche Holding AG(b),(c) (Switzerland)
4.50%, 3/1/12	77,425,000	81,849,994
6.00%, 3/1/19	18,040,000	19,936,455
Sprint Nextel Corp.
6.00%, 12/1/16	120,815,000	109,035,537
6.90%, 5/1/19	26,160,000	23,936,400
6.875%, 11/15/28	24,315,000	19,573,575

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2010

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Time Warner Cable, Inc.
8.75%, 2/14/19	$81,804,000	$101,451,767
8.25%, 4/1/19	119,156,000	144,189,246
Time Warner, Inc.
7.625%, 4/15/31	188,453,000	215,235,940
7.70%, 5/1/32	161,683,000	186,609,991
Wyeth
5.50%, 2/1/14	110,940,000	122,383,683
5.50%, 2/15/16	55,525,000	61,938,415
5.45%, 4/1/17	54,730,000	59,902,696
Xerox Corp.
7.125%, 6/15/10	50,100,000	50,603,405
6.875%, 8/15/11	30,880,000	32,790,052
8.25%, 5/15/14	36,000,000	41,800,464
6.40%, 3/15/16	72,441,000	79,505,301
7.20%, 4/1/16	25,591,000	28,598,582
6.75%, 2/1/17	63,879,000	70,525,610
6.35%, 5/15/18	109,287,000	118,387,766
5.625%, 12/15/19	68,622,000	70,535,662

		5,215,882,316
TRANSPORTATION: 3.3%
Burlington Northern Santa Fe Corp.(f)
4.30%, 7/1/13	7,883,000	8,285,703
4.875%, 1/15/15	13,285,000	14,021,334
4.70%, 10/1/19	77,795,000	77,031,987
7.57%, 1/2/21	19,423,845	22,813,298
8.251%, 1/15/21	6,287,161	7,531,201
4.967%, 4/1/23	30,039	32,415
5.72%, 1/15/24	24,062,135	25,168,764
5.629%, 4/1/24	37,305,085	38,836,556
5.342%, 4/1/24	8,872,702	9,217,781
5.996%, 4/1/24	48,559,493	52,743,515
Consolidated Rail Corp.
6.76%, 5/25/15	101,925	109,086
CSX Corp.
8.375%, 10/15/14	48,052	55,661
9.75%, 6/15/20	10,272,000	13,468,842
6.251%, 1/15/23	21,314,649	22,894,422
FedEx Corp.
7.375%, 1/15/14	22,705,000	26,073,400
8.00%, 1/15/19	18,610,000	22,786,959
6.72%, 7/15/23	21,276,076	23,016,226
7.65%, 7/15/24	2,556,053	2,874,962
Norfolk Southern Corp.
7.70%, 5/15/17	29,475,000	35,026,027
9.75%, 6/15/20	14,188,000	19,091,075
Union Pacific Corp.
5.375%, 5/1/14	22,886,000	24,664,196
4.875%, 1/15/15	10,764,000	11,357,613
6.85%, 1/2/19	6,172,035	6,869,549
7.875%, 1/15/19	13,425,000	16,128,701
6.70%, 2/23/19	7,165,069	7,985,524
7.60%, 1/2/20	1,444,657	1,729,794
6.125%, 2/15/20	47,890,000	51,884,409
6.061%, 1/17/23	15,559,548	17,230,281
4.698%, 1/2/24	5,593,038	5,814,937
5.082%, 1/2/29	10,148,343	10,391,937

	PAR VALUE	VALUE
5.866%, 7/2/30	$57,480,397	$63,267,518
6.176%, 1/2/31	40,639,486	45,019,130

		683,422,803

		9,308,053,194
TOTAL FIXED INCOME SECURITIES (Cost $19,388,151,054)		$20,202,823,566

SHORT-TERM INVESTMENTS: 3.6%
COMMERCIAL PAPER: 0.8%
Reed Elsevier PLC(b),(c) (United Kingdom)
4/14/10	20,000,000	19,998,122
4/16/10	20,000,000	19,997,917
Toyota Motor Credit Corp.
4/7/10	50,000,000	49,997,750
4/29/10	50,000,000	49,991,444
WellPoint, Inc.(b) 4/21/10	25,000,000	24,996,806

		164,982,039
MONEY MARKET FUND: 0.3%
SSgA Prime Money Market Fund	61,813,306	61,813,306

REPURCHASE AGREEMENT: 2.5%
Fixed Income Clearing Corporation(d) 0.00%, 4/1/10, maturity value $510,143,000	510,143,000	510,143,000

TOTAL SHORT-TERM INVESTMENTS (Cost $736,938,345)		$736,938,345

TOTAL INVESTMENTS (Cost $20,125,089,399)	101.4%	$20,939,761,911
OTHER ASSETS LESS LIABILITIES	(1.4%)	(286,193,446)

NET ASSETS	100.0%	$20,653,568,465

(a)	Cumulative preferred security
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2010, all such securities in total represented $535,038,297 or 2.6% of net assets.

(c)	Security denominated in U.S. dollars
(d)

Repurchase agreement is collateralized by Fannie Mae 2.15%, 4/13/12; Federal Farm Credit Bank 3.50%, 10/3/11; Federal Home Loan Bank 1.50%, 1/27/12 and Freddie Mac 1.35%, 6/15/12. Total collateral value is $520,354,275.

(e)

Security is illiquid, in default, and is non-income producing. On October 9, 2008, Kaupthing Bank requested protection under the Icelandic Financial Supervisory Authority. Effective June 30, 2009, the ‘Winding Up’ committee of the bank announced that it was accepting claims for debts. Claims for the Fund’s bonds were filed prior to the 12/30/09 deadline.

(f)	Subsidiary (see Note below)
(g)	Rounds to 0.0%

Note: Fixed income securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

REMIC: Real Estate Mortgage Investment Conduit

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Fixed income securities with original maturities of one year or more are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and pricing models. Under certain circumstances, fixed income securities that are not valued by pricing services are temporarily valued by the investment manager utilizing both dealer-supplied valuations and pricing models. Valuations of fixed income securities take into account appropriate factors such as institutional-size trading markets in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data and do not rely exclusively upon exchange or over-the-counter listed prices. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2010:

Security Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Fixed Income Securities
U.S. Treasury	$622,102,538	$—	$—
Government Related	—	1,064,474,894	—
Mortgage-related Securities	—	8,972,347,565	—
Asset-backed Securities	—	235,845,375	—
Corporate	—	9,308,053,194	—
Short-term Investments
Commercial Paper	—	164,982,039	—
Money Market Fund	61,831,306	—	—
Repurchase Agreement	—	510,143,000	—

Total	$683,915,844	$20,255,846,067	$—

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2010, the cost of investments for federal income tax purposes was $20,125,090,007. Net unrealized appreciation aggregated $814,671,904, of which $982,683,901 represented appreciated securities and $168,011,997 represented depreciated securities.

Other. For more information please see the Fund’s most recent Prospectus and Annual Report on the Fund’s website www.dodgeandcox.com.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures were effective.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached. (EX-99.CERTS)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DODGE & COX FUNDS

By	/s/ JOHN A. GUNN
John A. Gunn
Chairman—Principal Executive Officer

Date: May 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

DODGE & COX FUNDS

By	/s/ JOHN A. GUNN
John A. Gunn
Chairman—Principal Executive Officer

By	/s/ DAVID H. LONGHURST
David H. Longhurst
Treasurer—Principal Financial Officer

Date: May 18, 2010